Document And Entity Information	Dec. 04, 2024
Document Information Line Items
Entity Registrant Name	FREQUENCY ELECTRONICS, INC.
Trading Symbol	FEIM
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000039020
Document Period End Date	Dec. 04, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8061
Entity Tax Identification Number	11-1986657
Entity Address, Address Line One	55 Charles Lindbergh Blvd.
Entity Address, City or Town	Mitchel Field
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11553
City Area Code	(516)
Local Phone Number	794-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $1.00 per share)
Security Exchange Name	NASDAQ